CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 109,876	$ 147,246	$ 166,555
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(26,296)	76,188	319
Gain (loss) on interest rate swap	59	(4,115)	(5,847)
De-recognition of interest rate swap		10,724
Comprehensive income	83,639	230,043	161,027
Less: comprehensive income (loss) attributable to non-controlling interests	10,296	2,412	(11,100)
Comprehensive income attributable to Canadian Solar Inc.	$ 73,343	$ 227,631	$ 172,127